Fair Value Measurements (Significant unobservable inputs, nonrecurring) (Details) $ in Millions	3 Months Ended
Dec. 31, 2016 USD ($)
Conesville [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-lived assets held and used, fair value	$ 1.1
Minimum [Member] | Valuation, Income Approach [Member] | Conesville [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Inputs, Revenue Growth Rate	(19.30%)
Fair Value Inputs, Long-term Pre-tax Operating Margin	(54.30%)
Maximum [Member] | Valuation, Income Approach [Member] | Conesville [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Inputs, Revenue Growth Rate	10.90%
Fair Value Inputs, Long-term Pre-tax Operating Margin	99.40%
Weighted Average [Member] | Valuation, Income Approach [Member] | Conesville [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Inputs, Revenue Growth Rate	0.60%
Fair Value Inputs, Long-term Pre-tax Operating Margin	20.20%